Employee Benefit Plans - Defined benefit plans (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Feb. 26, 2017	Feb. 28, 2016	Nov. 27, 2016	Nov. 29, 2015	Nov. 30, 2014
Pension Benefits [Member]
Net periodic benefit cost (income):
Service cost	$ 2,463	$ 2,058	$ 8,234	$ 8,352	$ 8,397
Interest cost	9,180	9,472	37,819	47,179	54,958
Expected return on plan assets	(12,115)	(12,134)	(48,422)	(50,825)	(55,521)
Amortization of prior service benefit	(15)	(15)	(61)	(61)	(53)
Amortization of actuarial loss	3,379	3,007	12,036	12,578	10,932
Curtailment (gain) loss			(140)	656	2,614
Special termination benefit			0	0	35
Net settlement loss (gain)			49	(45)	30,558
Net periodic benefit cost	2,892	2,388	9,515	17,834	51,920
Changes in accumulated other comprehensive loss:
Actuarial gain (loss)	(9)	152	32,187	(15,228)	92,544
Amortization of prior service benefit	15	15	61	61	53
Amortization of actuarial loss	(3,379)	(3,007)	(12,036)	(12,578)	(10,932)
Curtailment gain (loss)			173	(656)	113
Net settlement (loss) gain			(49)	45	(30,712)
Total recognized in accumulated other comprehensive loss	(3,373)	(2,840)	20,336	(28,356)	51,066
Total recognized in net periodic benefit cost and accumulated other comprehensive loss	(481)	(452)	29,851	(10,522)	102,986
Postretirement Benefits [Member]
Net periodic benefit cost (income):
Service cost	43	50	200	251	255
Interest cost	787	806	3,223	4,588	5,199
Expected return on plan assets	0	0	0	0	0
Amortization of prior service benefit	0	0	0	0	(5)
Amortization of actuarial loss	318	742	2,967	4,511	4,201
Curtailment (gain) loss			0	0	733
Special termination benefit			0	0	0
Net settlement loss (gain)			0	0	0
Net periodic benefit cost	1,148	1,598	6,390	9,350	10,383
Changes in accumulated other comprehensive loss:
Actuarial gain (loss)	0	0	5,556	(5,918)	6,453
Amortization of prior service benefit	0	0	0	0	5
Amortization of actuarial loss	(318)	(742)	(2,967)	(4,511)	(4,201)
Curtailment gain (loss)			0	0	0
Net settlement (loss) gain			0	0	0
Total recognized in accumulated other comprehensive loss	(318)	(742)	2,589	(10,429)	2,257
Total recognized in net periodic benefit cost and accumulated other comprehensive loss	$ 830	$ 856	$ 8,979	$ (1,079)	$ 12,640